GOVERNMENT PARTICIPATION - Net Contributions Recognized and Amounts Not Yet Received (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Government Grants [Abstract]
Net outstanding contribution receivable, beginning of year	$ 6.3	$ 7.7
Contributions	29.0	33.3
Payments received	(29.1)	(34.7)
Net outstanding contribution receivable, end of year	$ 6.2	$ 6.3